Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Provision for doubtful accounts	$ 133,010	$ 149,510
Vessels' salvage value per lightweight ton	$ 300
Useful life	30 years
Adjustments for New Accounting Pronouncement [Member]
Change in accounting principle, cumulative effect change on other assets	$ 486,924
Change in accounting principle, cumulative effect change on current portion of long-term debt	$ 486,924